Segment Information - Net Sales and Long-lived Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information
Long-lived assets	$ 676.0	$ 685.6
Revenues	3,969.9	4,484.6	$ 4,105.7
United States
Segment Information
Long-lived assets	485.5	499.8
Revenues	3,327.8	3,719.1	3,303.5
International
Segment Information
Revenues	642.1	765.5	802.2
Europe
Segment Information
Long-lived assets	105.9	98.4
Revenues	313.0	330.7	334.5
Asia
Segment Information
Long-lived assets	31.5	32.8
Revenues	162.6	215.5	230.5
Canada
Segment Information
Revenues	86.3	101.4	109.2
Mexico
Segment Information
Long-lived assets	29.9	31.3
Revenues	42.6	58.7	57.7
United Kingdom
Segment Information
Long-lived assets	22.9	23.1
Middle East and Africa
Segment Information
Revenues	28.3	38.0	45.4
Other
Segment Information
Long-lived assets	0.3	0.2
Revenues	9.3	21.2	24.9
Carlisle Construction Materials
Segment Information
Revenues	2,995.6	3,233.3	2,880.3
Carlisle Construction Materials | United States
Segment Information
Revenues	2,677.5	2,895.5	2,552.6
Carlisle Construction Materials | International
Segment Information
Revenues	318.1	337.8	327.7
Carlisle Construction Materials | Europe
Segment Information
Revenues	201.4	204.2	186.2
Carlisle Construction Materials | Asia
Segment Information
Revenues	17.8	19.7	16.4
Carlisle Construction Materials | Canada
Segment Information
Revenues	77.7	89.7	97.9
Carlisle Construction Materials | Mexico
Segment Information
Revenues	4.3	3.0	4.1
Carlisle Construction Materials | Middle East and Africa
Segment Information
Revenues	11.7	13.1	15.2
Carlisle Construction Materials | Other
Segment Information
Revenues	5.2	8.1	7.9
Carlisle Interconnect Technologies
Segment Information
Revenues	731.6	972.9	933.8
Carlisle Interconnect Technologies | United States
Segment Information
Revenues	540.9	699.5	634.0
Carlisle Interconnect Technologies | International
Segment Information
Revenues	190.7	273.4	299.8
Carlisle Interconnect Technologies | Europe
Segment Information
Revenues	65.3	71.7	89.7
Carlisle Interconnect Technologies | Asia
Segment Information
Revenues	69.9	107.9	114.0
Carlisle Interconnect Technologies | Canada
Segment Information
Revenues	3.4	5.5	4.8
Carlisle Interconnect Technologies | Mexico
Segment Information
Revenues	33.7	53.0	48.2
Carlisle Interconnect Technologies | Middle East and Africa
Segment Information
Revenues	15.0	23.0	27.7
Carlisle Interconnect Technologies | Other
Segment Information
Revenues	3.4	12.3	15.4
Carlisle Fluid Technologies
Segment Information
Revenues	242.7	278.4	291.6
Carlisle Fluid Technologies | United States
Segment Information
Revenues	109.4	124.1	116.9
Carlisle Fluid Technologies | International
Segment Information
Revenues	133.3	154.3	174.7
Carlisle Fluid Technologies | Europe
Segment Information
Revenues	46.3	54.8	58.6
Carlisle Fluid Technologies | Asia
Segment Information
Revenues	74.9	87.9	100.1
Carlisle Fluid Technologies | Canada
Segment Information
Revenues	5.2	6.2	6.5
Carlisle Fluid Technologies | Mexico
Segment Information
Revenues	4.6	2.7	5.4
Carlisle Fluid Technologies | Middle East and Africa
Segment Information
Revenues	1.6	1.9	2.5
Carlisle Fluid Technologies | Other
Segment Information
Revenues	$ 0.7	$ 0.8	$ 1.6